FORM 13F

Report for the Calendar Year or Quarter
Ended: December 31, 2005

This Amendment (Check only one.):
   is a restatement
x  adds new holding entries.

Institutional Investment Manager Filing this Report:

Name: Kahn Brothers & Co., Inc.

Address: 555 Madison Ave., 22nd Floor, NY, NY, 10022

Form 13F File Number:
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Manager:
Name: Kenneth Rodwogin
Title: Vice President
Phone: (212) 980-5050

Signature, Place, and Date of Signing:

[Signature]/s/ Kenneth Rodwogin

[City, State]  New York, NY

[Date] February 8, 2006

Report Type (Check only one.):

  13F HOLDINGS REPORT. (Check here if
all holdings of this reporting manager
are reported in this report.)   X
  13F NOTICE. (Check here if no holdings
reported are in this report, and all
holdings are reported by other
reporting manager(s).)









FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
NONE


Form 13F Information Table Entry Total:
70

Form 13F Information Table Value Total:
$609,027,611

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE



 KAHN BROTHERS & CO. INC.
 FORM 13F
 December 31, 2005
                                                                INVEST   VOTING
                                                                 DISCR.  AUTH.
SECURITY                CLASS   CUSIP        MARKET      QTY     SOLE    NONE
                                             VALUE
COMMON STOCK

ADVANCED MARKETING       COM  00753T105    12,318,152  3,460,155   x 3,460,155
AIRBRONE INC.		 COM	  9269101	    375,840	    48,000   x	48,000
AMERICAN NAT'L INS. CO.  COM   23645104     2,236,478     19,117   x    19,117
AMERICAN TEL & TEL       COM  030177109     1,278,482     52,204   x    52,204
ASTORIA FIN'L            COM   46265104       940,741     31,998   x    31,998
AUDIOVOX CORP.           COM   50757103    23,942,665  1,727,465   x 1,727,465
AUTOLIV			 COM	 52800109	  2,533,755	    55,785	 x   	55,785
BANK OF AMERICA          COM   60505104     3,187,119     69,060   x    69,060
BRISTOL MYERS SQUIBB     COM  110122108    26,237,380  1,141,748   x 1,141,748
CFS BANCORP              COM  12525D102     2,959,650    206,969   x   206,969
CITIGROUP, INC.          COM  172967101     1,003,309     20,674   x    20,674
CHEVRONTEXCO CORP.	 COM  166764100	  2,107,586	    37,125   x	37,125
COMCAST CL. A		 COM  20030N101     2,758,357    106,418   x   106,418
CNA FINANCIAL		 COM  126117100    24,253,486    741,017   x   741,017
DEVCON INT'L CORP.       COM  251588109	    176,814     17,100   x    17,100
DELMONTE FOODS		 COM  24522P103       271,722	    26,052	 x	26,052
DIME COMM.BANC.          COM  253922108     7,014,721    480,131   x   480,131
EXXON MOBIL CORP.        COM  30231G102     1,668,249     29,700   x    29,700
FIRST PLACE FIN'L        COM  33610T109       538,193     22,378   x    22,378
FIRST NIAGARA FIN'L	 COM	33582V108	 15,734,895	 1,087,415	 x 1,087,415
FLUSHING FINANCIAL CORP  COM  343873105    11,755,424    755,005   x   755,005
GATX CORP.               COM  361448103       209,408      5,804   x     5,804
HOLOGIC                  COM  436440101    55,947,282  1,475,403   x 1,475,403
HUDSON UTD BANCORP       COM  444165104     2,850,912     68,400   x    68,400
HONEYWELL			 COM	438516106	  1,117,500	    30,000	 x	30,000
IBM                      COM  459200101     9,371,916    114,014   x   114,014
IDT CORP.                COM  448947101    19,898,841  1,729,225   x 1,729,225
IDT CORP. CL. B		 COM  448847309     1,713,173    146,425   x   146,425
INDEPENDENCE COMM        COM  453414104       517,020     13,013   x    13,013
KANSAS CITY SOUTHERN     COM  485170302	    966,329     39,555   x    39,555
KIRIN BREWERY LTD		 COM	497350306	    268,191	    23,100	 x	23,100
KNIGHT TRADING           COM  499063105     2,019,637    204,210   X   204,210
LANDMARK SVGS. BK.       COM  514928100     1,138,518     45,632   x    45,632
LUCENT TECH			 COM	549463107	     33,428     12,567	 x	12,567
MARITRANS INC.           COM  570363101    14,565,968    559,799   x   559,799
MARSHALL & ISLEY		 COM	571834100	    335,539	     7,796	 x	 7,796
MAXXAM CORP.             COM  577913106       547,236     15,613   x    15,613
MERCHANTS GROUP          COM  588539106     3,390,368    112,450   x   112,450
MERCK & CO.		       COM  589331107	 30,463,111    957,658   x   957,658
MERITOR SVGS BK PA       COM  590007100        74,760     17,800   x    17,800
MEDQUIST			 COM	584949101	  2,595,119	   213,590	 x   213,590
MEDCO HEALTH SOL.		 COM	58405U102	  1,289,762	    23,114   x	23,114
MONSANTO 			 COM	66166W101	  1,067,202	    13,765	 x	13,765
MOTOROLA                 COM  620076109       271,080     12,000   x    12,000
NAM TAI ELEC.            COM  629865205    17,493,928    777,508   x   777,508
NEW YORK COMMUNITY BANC	 COM  649445103    56,636,665  3,428,370   x 3,428,370
NEW YORK MAGIC           COM  629484106     9,011,763    363,524   x   363,524
NEWMARKET GROUP	       COM	651587107	    921,237     37,663	 x	37,663
NORTH FORK BANC.         COM  659424205    21,312,935    778,982   x   778,982
NOVARTIS ADR             COM  66987V109     9,922,026    189,063   x   189,063
OFFSHORE LOGISTICS       COM  676255102     1,762,950     60,375   x    60,375
OLD REPUBLIC             COM  680223104    22,983,218    875,218   x   875,218
PHI INC. NON-VOTE        COM  716604202     2,187,349     70,040   x    70,040
PAYLESS SHOESOURCE	 COM	704379106	  9,674,544	   385,440	 x   385,440
PFIZER INC.              COM  717081103     7,324,187    314,073   x   314,073
PROVIDENT BANCORP        COM  74383A109    12,369,801  1,123,506   x 1,123,506
QUESTAR CORP.            COM  748356102       779,710     10,300   x    10,300
SCHERING PLOUGH		 COM  806605101    23,089,911	 1,107,430	 x 1,107,430
SEABOARD CORP.           COM  811543107    36,185,428     23,948   x    23,948
SLM CORP.			 COM	78443P106	    714,793	    12,975   x	12,975
ST. PAUL COMPANIES       COM  792860108    13,720,363    307,149   x   307,149
SYMS CORP                COM  871551107     5,992,600    415,000   x   415,000
TCF FIN'L                COM  872275102       661,239     24,364   x    24,364
TEMPLE INLAND            COM  879868107       817,329     18,224   x    18,224
THREE COM		       COM  885535104	 12,881,988  3,578,330   x 3,578,330
USEC INC.                COM  90333E108     5,218,880    436,726   x   436,276
USB HOLDINGS		 COM	902910108	  1,852,970	    85,548	 x	85,548
VIVENDI UNIVERSAL	       COM  92851S204	  1,248,902     39,736   x	39,736
VOLVO                    COM  928856400     1,205,975     25,610   x    25,610
WYETH                    COM  983024100    16,840,059    365,532   x   365,532

TOTALS                                    586,847,068 30,831,083    30,831,083